Loss Per Shares (Tables)	12 Months Ended
Jun. 30, 2023
Loss Per Shares [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Share	The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:
	For the Year Ended June 30, 2023		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class A Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(36,519,400)	$(1,330,265)	$(77,208,118)	$(8,238,513)
Denominator
Number of shares used in per share computation	8,845,046	322,192	3,880,561	1,702,387
Basic and diluted loss per share	$(4.13)	$(4.13)	$(19.90)	$(4.84)